Interim Consolidated Statements of Financial Position (Parenthetical) - Ordinary shares [member] - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Ordinary shares, par value	₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	49,471,817	33,670,926	25,606,423
Ordinary shares, outstanding	49,471,817	33,670,926	25,606,423